                     SUPPLEMENT DATED JULY 13, 2005 TO THE
                           CLASS I SHARES PROSPECTUS

                              DATED JULY 30, 2004
                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                       VAN KAMPEN AGGRESSIVE GROWTH FUND,
                   AS PREVIOUSLY SUPPLEMENTED ON MAY 23, 2005

                             DATED OCTOBER 29, 2004
                              VAN KAMPEN PACE FUND
                         VAN KAMPEN SERIES FUND, INC.,
                        ON BEHALF OF EACH OF ITS SERIES,
                        VAN KAMPEN AMERICAN VALUE FUND,
                EACH AS PREVIOUSLY SUPPLEMENTED ON MAY 23, 2005
                         VAN KAMPEN EQUITY GROWTH FUND,
          AS PREVIOUSLY SUPPLEMENTED ON MAY 23, 2005 AND JUNE 1, 2005

                            DATED NOVEMBER 30, 2004
                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                        VAN KAMPEN MID CAP GROWTH FUND,
                   AS PREVIOUSLY SUPPLEMENTED ON MAY 23, 2005
                      VAN KAMPEN VALUE OPPORTUNITIES FUND,
         AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005 AND MAY 23, 2005

                            DATED DECEMBER 30, 2004
                 VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND,
                   AS PREVIOUSLY SUPPLEMENTED ON MAY 23, 2005
                        VAN KAMPEN CORPORATE BOND FUND,
          AS PREVIOUSLY SUPPLEMENTED ON MAY 23, 2005 AND JUNE 3, 2005
                           VAN KAMPEN TAX FREE TRUST,
                        ON BEHALF OF EACH OF ITS SERIES,
                  VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
                    VAN KAMPEN INSURED TAX FREE INCOME FUND
               VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND
                        VAN KAMPEN MUNICIPAL INCOME FUND
                   VAN KAMPEN NEW YORK TAX FREE INCOME FUND,
                EACH AS PREVIOUSLY SUPPLEMENTED ON MAY 23, 2005

                             DATED JANUARY 31, 2005
                     VAN KAMPEN GOVERNMENT SECURITIES FUND,
          AS PREVIOUSLY SUPPLEMENTED ON MAY 23, 2005 AND JUNE 3, 2005

                              DATED APRIL 29, 2005
                           VAN KAMPEN ENTERPRISE FUND
                             VAN KAMPEN HARBOR FUND
                        VAN KAMPEN LIMITED DURATION FUND
                       VAN KAMPEN U.S. GOVERNMENT TRUST,
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN U.S. MORTGAGE FUND,
                EACH AS PREVIOUSLY SUPPLEMENTED ON MAY 23, 2005

                               DATED MAY 17, 2005
                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                       VAN KAMPEN AMERICAN FRANCHISE FUND

     The Prospectus is hereby supplemented as follows. Effective September 26, 2005:

     1) The last two rows of the "SHAREHOLDER FEES" table in the section of the Prospectus entitled "FEES AND EXPENSES OF THE FUND" are hereby deleted and replaced with the following:

                                                   CLASS I SHARES
                                                   --------------
Redemption fee*................................      2.00%
Exchange fee*..................................      2.00%

     * The redemption fee and the exchange fee apply to the proceeds of Fund shares that are redeemed or exchanged within seven days of purchase. See "Redemption of Shares" for more information on when the fees apply.

     2) The first sentence of the first paragraph in the section entitled "REDEMPTION OF SHARES" is hereby deleted and replaced with the following:

     Generally, shareholders of Class I Shares of the Fund may redeem for cash some or all of their shares without charge by the Fund (other than any applicable redemption fee or exchange fee) at any time.

     3) The following paragraph is hereby added as the second paragraph in the section entitled "REDEMPTION OF SHARES":

     The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and is intended to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by such shareholders, thereby reducing the impact on longer-term shareholders of such costs. For purposes of determining whether the redemption fee applies, shares that were held the longest will be redeemed first. For shares acquired by exchange, the holding period prior to the exchange is not considered in determining whether the redemption fee is applied. The redemption fee and exchange fee are not imposed on redemptions and/or exchanges made (i) through pre-approved asset allocation programs and (ii) on shares received by reinvesting income dividends or capital gain distributions. In addition, the redemption fee and exchange fee may not be imposed on transactions that occur through certain omnibus accounts at financial intermediaries.

     4) The first sentence of the second paragraph in the section entitled "REDEMPTION OF SHARES" is hereby deleted and replaced with the following:

     The redemption price will be the net asset value per share (less any applicable redemption fee or exchange fee) next determined after the receipt by Investor Services of a request in proper form from an administrator, custodian, trustee, record keeper or financial adviser or by the Distributor from an authorized dealer, provided such order is transmitted to Investor Services or the Distributor by the time designated by Investor Services or the Distributor.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                  FEESPTB I 7/05
                                                                     65050SPT-01